INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	$ 13,169
Amortization	974	$ 971	$ 1,067
Balance on end of year	12,195	13,169
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	17,448	17,448
Balance on end of year	17,448	17,448	17,448
Cost [Member] | Pipeline Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	7,028	7,028
Balance on end of year	7,028	7,028	7,028
Cost [Member] | Potential Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	4,920	4,920
Balance on end of year	4,920	4,920	4,920
Cost [Member] | Microorganisms Collection [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	5,500	5,500
Balance on end of year	5,500	5,500	5,500
Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	(4,279)	(3,308)
Additions	974	971
Balance on end of year	(5,253)	(4,279)	(3,308)
Amortized cost on end of year	12,195	13,169
Accumulated depreciation [Member] | Pipeline Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	(1,777)	(1,374)
Additions	405	403
Balance on end of year	(2,182)	(1,777)	(1,374)
Amortized cost on end of year	4,846	5,251
Accumulated depreciation [Member] | Potential Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	(1,115)	(862)
Additions	255	253
Balance on end of year	(1,370)	(1,115)	(862)
Amortized cost on end of year	3,550	3,805
Accumulated depreciation [Member] | Microorganisms Collection [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	(1,387)	(1,072)
Additions	314	315
Balance on end of year	(1,701)	(1,387)	$ (1,072)
Amortized cost on end of year	$ 3,799	$ 4,113